ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended
	Oct. 04, 2021	Jan. 14, 2020	Jul. 22, 2020	Dec. 31, 2021
Content IQ LLC [Member]
Business Acquisition [Line Items]
Total consideration		$ 37,838
Cash paid		15,000
Maximum contingent consideration for acquisition		47,050
Estimated fair value of contingent consideration		22,838		$ 17,844
Retention-based component of acquisition		$ 11,000
Earn out period		2 years
Pub Ocean Limited [Member]
Business Acquisition [Line Items]
Total consideration			$ 13,399
Cash paid			4,000
Maximum contingent consideration for acquisition			17,000
Estimated fair value of contingent consideration			9,399	8,963
Retention-based component of acquisition			$ 1,000
Earn out period			2 years
Vidazoo [Member]
Business Acquisition [Line Items]
Total consideration	$ 77,748
Cash paid	35,000
Maximum contingent consideration for acquisition	58,545
Estimated fair value of contingent consideration	36,613			$ 36,743
Retention-based component of acquisition	$ 6,135
Earn out period	2 years 3 months